File No. 333-94951

               SECURITIES AND EXCHANGE COMMISSION
                   WASHINGTON, D.C. 20549-1004

                         POST-EFFECTIVE
                         AMENDMENT NO. 1

                               TO
                            FORM S-6

For Registration Under the Securities Act of 1933 of Securities of Unit Investment Trusts Registered on Form N-8B-2

                             FT 400
              DIGITAL CONVERGENCE PORTFOLIO SERIES
                  FIBER OPTICS PORTFOLIO SERIES
                      (Exact Name of Trust)

                      NIKE SECURITIES L.P.
                    (Exact Name of Depositor)

                      1001 Warrenville Road
                     Lisle, Illinois  60532

  (Complete address of Depositor's principal executive offices)


          NIKE SECURITIES L.P.      CHAPMAN AND CUTLER
          Attn:  James A. Bowen     Attn:  Eric F. Fess
          1001 Warrenville Road     111 West Monroe Street
          Lisle, Illinois  60532    Chicago, Illinois  60603

        (Name and complete address of agents for service)

It is proposed that this filing will become effective (check appropriate box)

:    :  immediately upon filing pursuant to paragraph (b)
:  x :  May 1, 2001
:    :  60 days after filing pursuant to paragraph (a)
:    :  on (date) pursuant to paragraph (a) of rule (485 or 486)



FT 400
DIGITAL CONVERGENCE PORTFOLIO SERIES

2,363,582 UNITS
-------------------------------------------------------------------------------


PROSPECTUS

Part One
Dated April 30, 2001

NOTE: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.


The Trust

The FT 400, Digital Convergence Portfolio Series (the "Trust") is a unit investment trust consisting of a diversified portfolio of common stocks issued by companies that focus on the use of digital technologies. At March 16, 2001, each Unit represented a 1/2,363,582 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by Nike Securities L.P. (the "Sponsor") in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.


Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 4.0% of the Public Offering Price (4.167% of the net amount invested) excluding income and principal cash. At March 16, 2001, the Public Offering Price per Unit was $4.086 (see "Public Offering" in Part
Two). The minimum purchase is $1,000 ($500 for Individual Retirement Accounts or other retirement plans).

        Please retain all parts of this Prospectus for future reference.


--------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------
                              NIKE SECURITIES L.P.
                                     Sponsor

FT 400
DIGITAL CONVERGENCE PORTFOLIO SERIES

SUMMARY OF ESSENTIAL INFORMATION
AS OF MARCH 16, 2001
-------------------------------------------------------------------------------


Sponsor:        Nike Securities L.P.
Evaluator:      First Trust Advisors L.P.
Trustee:        The Chase Manhattan Bank


GENERAL INFORMATION

NUMBER OF UNITS                                                      2,363,582

FRACTIONAL UNDIVIDED INTEREST IN THE TRUST PER UNIT                1/2,363,582

PUBLIC OFFERING PRICE:
  Aggregate Value of Securities in the Portfolio                    $9,271,959
  Aggregate Value of Securities per Unit                             $   3.923
  Income and Principal cash (overdraft) in the Portfolio              $    251
  Sales Charge 4.167% (4.0% of Public  Offering Price,
    excluding income and principal cash)                              $   .163
  Public Offering Price per Unit                                     $   4.086

REDEMPTION PRICE AND OUR REPURCHASE PRICE PER UNIT
  ($.163 less than the Public Offering Price per Unit)               $   3.923

DATE TRUST ESTABLISHED                                        January 25, 2000

MANDATORY TERMINATION DATE                                    January 14, 2005

Evaluator's Annual Fee: $.0030 per Unit outstanding. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading (4:00 p.m. Eastern time) on the New York Stock Exchange on each day on which it is open.
Supervisory fee payable to an affiliate of the Sponsor: Maximum of $.0035 per
  Unit outstanding annually.
Bookkeeping and administrative expenses payable to the  Sponsor: Maximum of
  $.0015 per Unit outstanding annually.
Trustee's Annual Fee:  $.0095 per Unit outstanding.
Capital Distribution Record Date and Distribution Date: Distributions from the
  Capital Account will be made monthly, payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $1.00 per 100 Units. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.
Income Distribution Record Date: Fifteenth day of each June and December. Income Distribution Date: The last day of each June and December.
A Unit holder who owns at least 1,000 Units may request an "In-Kind
  Distribution" upon redemption or upon termination of the Trust. (See "Public Offering" in Part Two.)

INDEPENDENT AUDITORS' REPORT


The Unit Holders of FT 400
Digital Convergence Portfolio Series:

We have audited the accompanying statement of assets and liabilities of FT 400, Digital Convergence Portfolio Series, (the "Trust"), including the schedule of investments, as of December 31, 2000, and the related statements of operations and of changes in net assets for the period from January 25, 2000 (Initial Date of Deposit) to December 31, 2000. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of FT 400, Digital Convergence Portfolio Series at December 31, 2000, and the results of its operations and changes in its net assets for the period from January 25, 2000 (Initial Date of Deposit) to December 31, 2000, in conformity with accounting principles generally accepted in the United States of America.







Deloitte & Touche LLP
Chicago, Illinois
April 16, 2001

FT 400
DIGITAL CONVERGENCE PORTFOLIO SERIES

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2000
-------------------------------------------------------------------------------


ASSETS

SECURITIES, AT MARKET VALUE (Cost, $25,138,999) (Note 1)         $ 13,742,640

DIVIDENDS RECEIVABLE                                                    1,293

RECEIVABLE FROM INVESTMENT TRANSACTIONS                               361,844
                                                                 ------------

TOTAL ASSETS                                                     $ 14,105,777
                                                                 ============


LIABILITIES AND NET ASSETS

LIABILITIES:
  Cash overdraft                                                   $   15,961
  Accrued liabilities                                                   4,104
  Unit redemption payable                                             395,955
                                                                   ----------

                                                                      416,020

NET ASSETS, APPLICABLE TO 2,509,844 OUTSTANDING
  UNITS OF FRACTIONAL UNDIVIDED INTEREST:
  Cost of Trust assets (Note 1)                                    25,138,999
  Net unrealized depreciation (Note 2)                            (11,396,359)
  Distributable funds                                               1,209,914
  Less deferred sales charge paid or accrued (Note 3)              (1,218,376)
  Less organization and offering costs (Note 1)                       (44,421)
                                                                 ------------

                                                                   13,689,757
                                                                 ------------

TOTAL LIABILITIES AND NET ASSETS                                 $ 14,105,777
                                                                 ============


NET ASSET VALUE PER UNIT                                            $   5.454
                                                                    =========


See notes to financial statements.

FT 400
DIGITAL CONVERGENCE PORTFOLIO SERIES

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2000
-------------------------------------------------------------------------------

Number of                                                                 Market
Shares          Name of Issuer of Equity Securities                       Value

                                      COMMUNICATIONS
                COMMUNICATIONS EQUIPMENT:
    1,237  (e)     Avaya Inc.                                              $   12,757
    7,701  (a)(e)  JDS Uniphase Corporation                                   294,776
   14,302          Lucent Technologies Inc.                                   193,077
   15,027  (a)     Nortel Networks Corporation                                481,811
   11,315          Tellabs, Inc.                                              639,298
                 COMMUNICATIONS SERVICES:
   15,524          AT&T Corp.                                                 268,767
   19,017          WorldCom, Inc. (formerly MCI Worldcom, Inc.)               266,238
                 WIRELESS COMMUNICATIONS:
   45,295  (b)     L. M. Ericsson AB (ADR)                                    506,760
   16,349  (d)     Motorola, Inc.                                             331,067
   16,889  (b)     Nokia Oy (ADR)                                             734,671
    5,330          QUALCOMM Incorporated                                      438,062

                                        ENTERTAINMENT
                 CONSUMER ELECTRONICS:
   19,765  (b)(c)  Koninklijke (Royal) Philips Electronics N.V. (ADR)         716,481
    6,411  (a)     Sony Corporation (ADR)                                     447,167
                 INTERNET  CONTENT:
   12,664          America Online, Inc.                                       440,707
    7,084          CMGI Inc.                                                   39,628
   21,994  (f)     Terra Networks SA                                          232,323
    4,409  (a)     Yahoo! Inc.                                                133,028
                 MULTIMEDIA:
   23,163          The Walt Disney Company                                    670,291
   13,934          Viacom Inc. (Class B)                                      651,415

                                         TECHNOLOGY
                 COMPUTER AND PERIPHERALS:
   18,894          Dell Computer Corporation                                  330,645
   13,085  (a)     EMC Corporation                                            870,152
   18,967  (a)     Sun Microsystems, Inc.                                     528,705
                 INTERNET SOFTWARE AND SERVICES:
   11,949  (a)     Exodus Communications, Inc.                                238,980
    7,749          Microsoft Corporation                                      337,081
   10,780  (a)     Realnetworks, Inc.                                          93,657
                 NETWORKING PRODUCTS
   14,180  (a)     Cisco Systems, Inc.                                        542,385
   11,088  (a)     Juniper Networks, Inc.                                   1,397,787
                 SEMICONDUCTORS:
   10,301          Conexant systems, Inc.                                     158,378
   15,720  (a)     Intel Corporation                                          475,530
    7,795  (a)     PMC-Sierra, Inc.                                           612,882
   13,892  (a)     Texas Instruments Incorporated                             658,134
                                                                          -----------

                Total investments                                         $13,742,640
                                                                          ===========

FT 400
DIGITAL CONVERGENCE PORTFOLIO SERIES

SCHEDULE OF INVESTMENTS (Continued)
DECEMBER 31, 2000
-------------------------------------------------------------------------------


(a) The number of shares reflects the effect of a two-for-one stock split.

(b) The number of shares reflects the effect of a four-for-one stock split.

(c) The number of shares reflects the effects of a ninety-seven-for-one hundred reverse stock split.

(d) The number of shares reflects the effect of a three-for-one stock split.

(e) In September 2000, Lucent Technologies, Inc. ("Lucent") spun off Avaya Inc. ("Avaya"). Each shareholder of Lucent received one share of Avaya for each twelve shares of Lucent held.

(f) In October 2000, Lycos, Inc. ("Lycos") was acquired by Terra Networks, SA ("Terra"). Each shareholder of Lycos received 2.15 shares of Terra for each share of Lycos held.

FT 400
DIGITAL CONVERGENCE PORTFOLIO SERIES

STATEMENT OF OPERATIONS
PERIOD FROM JANUARY 25, 2000 (INITIAL DATE OF DEPOSIT) THROUGH
DECEMBER 31, 2000
-------------------------------------------------------------------------------


DIVIDENDS                                                   $   76,932

EXPENSES:
  Trustee's fees and related expenses                          (29,407)
  Evaluator's fees                                              (9,115)
  Supervisory fees                                             (10,895)
  Administrative fees                                           (4,603)
                                                            ----------

           Total expenses                                      (54,020)
                                                            ----------

           Investment income - net                              22,912

NET LOSS ON INVESTMENTS:
  Net realized gain (loss)                                  (2,163,824)
  Change in net unrealized depreciation                    (11,396,359)
                                                           -----------

           Net loss on investments                         (13,560,183)
                                                           -----------

NET DECREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                               $(13,537,271)
                                                          ============


See notes to financial statements.

FT 400
DIGITAL CONVERGENCE PORTFOLIO SERIES

STATEMENT OF CHANGES IN NET ASSETS
PERIOD FROM JANUARY 25, 2000 (INITIAL DATE OF DEPOSIT) THROUGH
DECEMBER 31, 2000
-------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS
  RESULTING FROM OPERATIONS:
  Investment income - net                                            $   22,912
  Net realized loss on investments                                   (2,163,824)
  Change in net unrealized depreciation on investments              (11,396,359)
                                                                  -------------

                                                                    (13,537,271)

UNITS ISSUED (3,466,578 units, net of deferred sales
  charges of $1,213,302 and net of organization and
  offering costs of $44,095)                                         34,734,849

UNITS REDEEMED (971,231 units)                                       (7,645,940)
                                                                     ----------

TOTAL INCREASE (DECREASE) IN NET ASSETS                              13,551,638

NET ASSETS:
  Initial deposit (representing 14,497 units outstanding)
                                                                        138,119
                                                                     ----------

  End of period (including distributable funds applicable
    to Trust units of $1,209,914 at December 31, 2000)             $ 13,689,757
                                                                   ============

TRUST UNITS OUTSTANDING AT THE
  END OF PERIOD                                                       2,509,844
                                                                      =========


See notes to financial statements.

FT 400
DIGITAL CONVERGENCE portfolio series

NOTES TO FINANCIAL STATEMENTS
PERIOD FROM JANUARY 25, 2000 (INITIAL DATE OF DEPOSIT) THROUGH
DECEMBER 31, 2000
-------------------------------------------------------------------------------


1.    SIGNIFICANT ACCOUNTING POLICIES

      The FT 400, Digital Convergence Portfolio Series (the "Trust") is a unit investment trust consisting of a diversified portfolio of common stocks issued by companies that focus on the use of digital technologies.

      Security Valuation - The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of Nike Securities L.P. (the "Sponsor").

      Dividend Income - Dividends on each equity security are recognized on such equity security's ex-dividend date.

      Security Cost - Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

      Federal Income Taxes - The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

      Expenses of the Trust - The Trust pays a fee for Trustee services to The Chase Manhattan Bank, which is based on $.0095 per annum per unit outstanding based on the largest aggregate number of units outstanding during the year. In addition, the Evaluator receives an annual fee based on $.0030 per unit outstanding. The Trust also pays recurring financial reporting costs, an annual supervisory fee payable to an affiliate of the Sponsor and an annual administrative fee payable to the Sponsor.

      Organization and Offering Costs - A portion of the Public Offering Price paid by unit holders consisted of Equity Securities in an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs totaling $44,421 were paid at the end of the Trust's initial offering period.

2.    NET UNREALIZED DEPRECIATION

      An analysis of net unrealized depreciation at December 31, 2000 follows:

           Unrealized appreciation          $  429,488
           Unrealized depreciation         (11,825,847)
                                          ------------

           Total                          $(11,396,359)
                                          ============

3.    OTHER INFORMATION

      Cost to Investors - The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus a deferred sales charge of $.350 per unit which will be paid to us over a five-month period ending December 20, 2000, plus an initial sales charge equal to the difference between the deferred sales charge and the total sales charge of 4.50% of the public offering price which is equivalent to approximately 4.545% of the net amount invested, exclusive of the deferred sales charge. The remaining installments of the deferred sales charge are presented as a liability in the accompanying statement of assets and liabilities.

      Distributions to Unit Holders - Income distributions to unit holders are made on the last day of June and December to unit holders of record on the fifteenth day of June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $1.00 per 100 units. Notwithstanding, capital distributions, if any, will be made in December of each year.

      Selected Data for a Unit of the Trust Outstanding Throughout the Period - Dividends, Expenses and Investment income - net per unit have been calculated based on the weighted-average number of units outstanding during the period. The net gain (loss) on investments per unit includes the effects of changes arising from issuance of additional units during the period at net asset values which differed from the net asset value per unit of the original units on January 25, 2000.

                                                             Period from
                                                          January 25, 2000
                                                      (Initial Date of Deposit)
                                                               Through
                                                          December 31, 2000

Dividends                                                        $  .026
Expenses                                                           (.018)
                                                                 -------

Investment income - net                                             .008

Net gain (loss) on investments                                    (4.081)
                                                                 -------

Total increase (decrease) in net assets                           (4.073)

Net assets:
  Beginning of period                                              9.527
                                                                 -------

  End of the period                                              $ 5.454
                                                                 =======


                                     ******

FT 400
DIGITAL CONVERGENCE PORTFOLIO SERIES

PART ONE
MUST BE ACCOMPANIED BY PART TWO AND PART THREE
-------------------------------------------------------------------------------


                                   PROSPECTUS



SPONSOR:                           Nike Securities L.P.
                                   1001 Warrenville Road
                                   Lisle, Illinois  60532
                                   (800) 621-1675

TRUSTEE:                           The Chase Manhattan Bank
                                   4 New York Plaza, 6th Floor
                                   New York, New York  10004-2413

LEGAL COUNSEL                      Chapman and Cutler
TO SPONSOR:                        111 West Monroe Street
                                   Chicago, Illinois  60603

LEGAL COUNSEL                      Carter, Ledyard & Milburn
TO TRUSTEE:                        2 Wall Street
                                   New York, New York  10005

INDEPENDENT                        Deloitte & Touche LLP
AUDITORS:                          180 North Stetson Avenue
                                   Chicago, Illinois  60601

This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

FT 400
FIBER OPTICS PORTFOLIO SERIES

7,343,388 UNITS
--------------------------------------------------------------------------------


PROSPECTUS

Part One
Dated April 30, 2001

NOTE: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.


The Trust

Fiber Optics Portfolio Series (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks issued by companies in the fiber optics industry. At March 16, 2001, each Unit represented a 1/7,343,388 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.


Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 4.0% of the Public Offering Price (4.168% of the net amount invested) excluding income and principal cash. At March 16, 2001, the Public Offering Price per Unit was $3.856 (see "Public Offering" in Part
Two). The minimum purchase is $1,000 ($500 for Individual Retirement Accounts or other retirement plans).

        Please retain all parts of this Prospectus for future reference.



--------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------
                              NIKE SECURITIES L.P.
                                     Sponsor

FT 400
FIBER OPTICS PORTFOLIO SERIES

SUMMARY OF ESSENTIAL INFORMATION
AS OF MARCH 16, 2001
-------------------------------------------------------------------------------

Sponsor:        Nike Securities L.P.
Evaluator:      First Trust Advisors L.P.
Trustee:        The Chase Manhattan Bank


GENERAL INFORMATION

NUMBER OF UNITS                                                     7,343,388
Fractional Undivided Interest in the Trust per Unit               1/7,343,388
Public Offering Price:
  Aggregate Value of Securities in the Portfolio                  $27,283,107
  Aggregate Value of Securities per Unit                          $     3.715
  Income and Principal cash (overdraft) in the Portfolio          $  (102,927)
  Income and Principal cash (overdraft) per Unit                  $     (.014)
  Sales Charge 4.168% (4.0% of Public Offering Price,
    excluding income and principal cash)                          $      .155
  Public Offering Price per Unit                                  $     3.856

REDEMPTION PRICE AND SPONSOR'S REPURCHASE PRICE PER UNIT
  ($.155 less than the Public Offering Price per Unit)            $     3.701

DATE TRUST ESTABLISHED                                       January 25, 2000

MANDATORY TERMINATION DATE                                   January 14, 2005

Evaluator's Annual Fee: $.0030 per Unit outstanding. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading (4:00 p.m. Eastern time) on the New York Stock Exchange on each day on which it is open.
Supervisory fee payable to an affiliate of the Sponsor: Maximum of $.0035 per
  Unit outstanding annually.
Bookkeeping and administrative expenses payable to the Sponsor: Maximum of $.0033 per Unit outstanding annually.

Trustee's Annual Fee:  $.0095 per Unit outstanding.
Capital Distribution Record Date and Distribution Date: Distributions from the
  Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.
Income Distribution Record Date: Fifteenth day of each June and December. Income Distribution Date: The last day of each June and December.
A Unit holder who owns at least 1,000 Units may request an "In-Kind
  Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

INDEPENDENT AUDITORS' REPORT


The Unit Holders of FT 400
Fiber Optics Portfolio Series:

We have audited the accompanying statement of assets and liabilities of FT 400, Fiber Optics Portfolio Series (the "Trust"), including the schedule of investments, at December 31, 2000, and the related statements of operations and of changes in net assets for the period from January 25, 2000 (Initial Date of Deposit), to December 31, 2000. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of FT 400, Fiber Optics Portfolio Series at December 31, 2000, and the results of its operations and changes in its net assets for the period from January 25, 2000 (Initial Date of Deposit), to December 31, 2000, in conformity with accounting principles generally accepted in the United States of America.







Deloitte & Touche LLP
Chicago, Illinois
April 16, 2001

FT 400
FIBER OPTICS PORTFOLIO SERIES

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2000
-------------------------------------------------------------------------------

ASSETS

SECURITIES, AT MARKET VALUE (Cost, $79,270,332) (Note 1)           $43,163,925

DIVIDENDS RECEIVABLE
                                                                         2,066

RECEIVABLE FROM INVESTMENT TRANSACTIONS                              1,100,096
                                                                    ----------

TOTAL ASSETS                                                       $44,266,087
                                                                   ===========


LIABILITIES AND NET ASSETS

LIABILITIES:
  Cash overdraft                                                    $  140,922
  Accrued liabilities                                                   12,198
  Unit redemptions payable                                           1,222,347
                                                                    ----------

                                                                     1,375,467

NET ASSETS, APPLICABLE TO 7,465,407 OUTSTANDING
  UNITS OF FRACTIONAL UNDIVIDED INTEREST:
  Cost of Trust assets (Note 1)                                     79,270,332
  Net unrealized depreciation (Note 2)                             (36,106,407)
  Distributable funds                                                3,541,591
  Less deferred sales charge paid or accrued (Note 3)               (3,719,145)
  Less organization and offering costs (Note 1)                        (95,751)
                                                                  ------------

                                                                    42,890,620
                                                                  ------------

TOTAL LIABILITIES AND NET ASSETS                                   $44,266,087
                                                                   ===========


NET ASSET VALUE PER UNIT                                             $   5.745
                                                                     =========


See notes to financial statements.

FT 400
FIBER OPTICS PORTFOLIO SERIES

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2000
--------------------------------------------------------------------------------


   Number of                                                                                    Market
   Shares            Name of Issuer of Equity Securities                                        Value

                     COMMUNICATION SERVICES:
   109,326             Allied Riser Communications Corporation                                  $  222,041
    54,500             AT&T Corporation                                                            943,559
    51,502    (e)      Global Crossing Ltd.                                                        737,148
     22,686             Level 3 Communications, Inc.                                               744,396
    73,764    (a)      Metromedia Fiber Network, Inc. (Class A)                                    746,860
     27,421            Neon Communications, Inc. (formerly NorthEast Optic Network, Inc.)          178,237
    68,406             Qwest Communications International Inc.                                   2,804,646
    49,837             Time Warner Telecom, Inc.                                                 3,161,560
    74,140             Williams Communications Group, Inc.                                         871,145
    65,452             WorldCom, Inc. (formerly MCI WorldCom, Inc.)                                916,328
                     COMMUNICATIONS EQUIPMENT:
   154,779    (b)      ADC Telecommunications, Inc.                                              2,805,369
     4,346    (d)      Avaya, Inc.                                                                  44,820
    51,074             Lucent Technologies, Inc.                                                   689,499
    50,937    (a),(e)  Nortel Networks Corporation                                               1,633,193
    38,579             Tellabs, Inc.                                                             2,179,713
                     FIBER OPTICS:
    85,057             C-COR.net Corporation                                                       826,669
    73,173    (a)      CIENA Corporation                                                         5,954,453
    52,019    (c)      Corning Incorporated                                                      2,747,279
    47,929             Digital Lightwave, Inc.                                                   1,518,774
    23,480             Harmonic Inc.                                                               133,554
    23,718    (a)      JDS Uniphase Corporation                                                    988,756
    21,473    (a)      SDL, Inc.                                                                 3,182,041
                     NETWORKING PRODUCTS:
    48,490    (a)      Cisco Systems, Inc.                                                       1,854,743
    39,469    (a)      Juniper Networks, Inc.                                                    4,975,581
    27,871    (a)      Redback Networks Inc.                                                     1,142,711
    30,956    (c)      Sycamore Networks, Inc.                                                   1,160,850
                                                                                              ------------

                 Total investments                                                            $ 43,163,925
                                                                                              ============

See notes to financial statements.








FT 400
FIBER OPTICS PORTFOLIO SERIES

SCHEDULE OF INVESTMENTS (Continued)
DECEMBER 31, 2000
-------------------------------------------------------------------------------

(a) The number of shares reflects the effect of a two for one stock split.

(b) The number of shares reflects the effect of two, two for one stock splits.

(c) The number of shares reflects the effect of a three for one stock split.

(d) In September 2000, Lucent Technologies, Inc. ("Lucent"), one of the Trust's original holdings, spun off Avaya, Inc. ("Avaya"). Each shareholder of Lucent received .0833 shares of Avaya for each share of Lucent held.

(e) Security represents the common stock of a foreign company which trades directly on a U.S. national securities exchange.

FT 400
FIBER OPTICS PORTFOLIO SERIES

STATEMENT OF OPERATIONS
PERIOD FROM JANUARY 25, 2000 (INITIAL DATE OF DEPOSIT) TO
DECEMBER 31, 2000
-------------------------------------------------------------------------------

DIVIDENDS                                                       $     74,407

EXPENSES
  Trustee's fees and related expenses                                (89,756)
  Evaluator's fees                                                   (27,376)
  Supervisory fees                                                   (32,711)
  Administrative fees                                                (13,745)
                                                                ------------

           Total expenses                                           (163,588)
                                                                ------------

           Investment loss - net                                     (89,181)

Net loss on investments:
  Net realized loss                                               (5,124,806)
  Change in net unrealized depreciation                          (36,106,407)
                                                                 -----------

           Net loss  on investments                              (41,231,213)
                                                                ------------

NET DECREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                                     $(41,320,394)
                                                                ============


See notes to financial statements.

FT 400
FIBER OPTICS PORTFOLIO SERIES

STATEMENT OF CHANGES IN NET ASSETS
PERIOD FROM JANUARY 25, 2000 (INITIAL DATE OF DEPOSIT) TO
DECEMBER 31, 2000
-------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS
  RESULTING FROM OPERATIONS:
  Investment loss - net                                     $    (89,181)
  Net realized loss on investments                            (5,124,806)
  Net unrealized depreciation on investments                 (36,106,407)
                                                          --------------

                                                             (41,320,394)

UNITS ISSUED (10,611,579 units, net of
  deferred sales charges of $3,714,053 and
  net of organization and offering costs of $95,424)         113,105,522

UNIT REDEMPTIONS (3,160,723 units)                           (29,033,144)

DISTRIBUTIONS TO UNIT HOLDERS:
  Investment income - net                                           -
  Principal from investment transactions                            -
                                                             -----------


                                                                    -
                                                             -----------

TOTAL INCREASE (DECREASE) IN NET ASSETS                       42,751,984

NET ASSETS:
  Initial Deposit (representing
    14,551 units outstanding)                                    138,636
                                                              ----------

  End of period (including distributable funds
    applicable to Trust units of $3,541,591 at
    December 31, 2000)                                      $ 42,890,620
                                                            ============


TRUST UNITS OUTSTANDING AT THE END OF PERIOD                   7,465,407
                                                            ============


See notes to financial statements.

FT 400
FIBER OPTICS PORTFOLIO SERIES

NOTES TO FINANCIAL STATEMENTS
PERIOD FROM JANUARY 25, 2000 (INITIAL DATE OF DEPOSIT) TO
DECEMBER 31, 2000
--------------------------------------------------------------------------------


1.    SIGNIFICANT ACCOUNTING POLICIES

      Fiber Optics Portfolio Series (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks issued by companies in the fiber optics industry.

      Security Valuation - The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of Nike Securities L.P. (the "Sponsor").

      Dividend Income - Dividends on each equity security are recognized on such equity security's ex-dividend date.

      Security Cost - Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

      Federal Income Taxes - The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

      Expenses of the Trust - The Trust pays a fee for Trustee services to The Chase Manhattan Bank of $.0095 per annum per unit outstanding based on the largest aggregate number of units outstanding during the year. In addition, the Evaluator will receive an annual fee based on $.0030 per unit outstanding. The Trust also pays recurring financial reporting costs, an annual supervisory fee payable to an affiliate of the Sponsor and an annual administrative fee payable to the Sponsor.

      Organization and Offering Costs - A portion of the Public Offering Price paid by unit holders consisted of Equity Securities in an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $95,751, were paid at the end of the Trust's initial offering period.

2.    NET UNREALIZED DEPRECIATION

      An analysis of net unrealized depreciation at December 31, 2000 follows:

              Unrealized depreciation              $(38,910,520)
              Unrealized appreciation                 2,804,113
                                                   ------------

              Total                                $(36,106,407)
                                                  =============

3.    OTHER INFORMATION

      Cost to Investors - The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus a deferred sales charge of $.350 per unit which will be paid to us over a five-month period ending on August 18, 2000, plus an initial sales charge equal to the difference between the deferred sales charge and the total sales charge of 4.50% of the public offering price which is equivalent to approximately 4.545% of the net amount invested, exclusive of the deferred sales charge. The remaining installments of the deferred sales charge are presented as a liability in the accompanying statement of assets and liabilities.

      Distributions to Unit Holders - Income distributions to unit holders are made on the last day of June and December to unit holders of record on the fifteenth day of June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

      Selected Data for a Unit of the Trust Outstanding Throughout Each Period - Dividends, Expenses and Investment loss - net per unit have been calculated based on the weighted average number of units outstanding during the period. The Net loss on investments per unit includes the effects of changes arising from issuance of additional units during the period at net asset values which differed from the net asset value per unit at the beginning of the period.

                                                        Period from
                                                     January 25, 2000
                                               (Initial Date of Deposit) to
                                                        December 31,
                                                            2000

Dividends                                                  $ .009
Expenses                                                    (.019)
                                                           ------

Investment loss - net                                       (.010)

Distributions to unit holders:
  Investment income - net                                      -
  Principal from investment transactions                       -

Net loss on investments                                    (3.773)
                                                          -------

Total increase (decrease) in net assets                    (3.783)

Net assets:
  Beginning of period                                       9.528
                                                          -------

  End of the period                                       $ 5.745
                                                          =======



                                     ******

FT 400
FIBER OPTICS PORTFOLIO SERIES

PART ONE
MUST BE ACCOMPANIED BY PART TWO AND PART THREE
-------------------------------------------------------------------------------


                                   PROSPECTUS



SPONSOR:                          Nike Securities L.P.
                                  1001 Warrenville Road
                                  Lisle, Illinois  60532
                                  (800) 621-1675

TRUSTEE:                          The Chase Manhattan Bank
                                  4 New York Plaza, 6th Floor
                                  New York, New York  10004-2413

LEGAL COUNSEL                     Chapman and Cutler
TO SPONSOR:                       111 West Monroe Street
                                  Chicago, Illinois  60603

LEGAL COUNSEL                     Carter, Ledyard & Milburn
TO TRUSTEE:                       2 Wall Street
                                  New York, New York  10005

INDEPENDENT                       Deloitte & Touche LLP
AUDITORS:                         180 North Stetson Avenue
                                  Chicago, Illinois  60601


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.





THE FIRST TRUST OF INSURED MUNICIPAL BONDS, SERIES 25
3,883 UNITS



PROSPECTUS
Part One
Dated April 26, 2000

NOTE:     Part One of this Prospectus may not be distributed unless
accompanied by Part Two and Part Three.

In the opinion of Counsel, interest income to the Trust and to Unit holders, with certain exceptions, is exempt under existing law from all Federal income taxes, but may be subject to state and local taxes. Capital gains, if any, are subject to tax.


The Trust
The First Trust of Insured Municipal Bonds, Series 25 (the "Trust") is an insured and fixed portfolio of interest-bearing obligations issued by or on behalf of municipalities and other governmental authorities, the interest on which is, in the opinion of recognized bond counsel to the issuing governmental authorities, exempt from all Federal income taxes under existing law. At March 16, 2000, each Unit represented a 1/3,883 undivided interest in the principal and net income of the Trust (see "The Fund" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.


Public Offering Price
The Public Offering Price of the Units is equal to the aggregate value of the Bonds in the Portfolio of the Trust divided by the number of Units outstanding, plus a sales charge of 4.8% of the Public Offering Price (5.042% of the amount invested). At March 16, 2000, the Public Offering Price per Unit was $416.57 plus net interest accrued to date of settlement (three business days after such date) of $1.85, $1.85 and $7.99 for the monthly, quarterly and semiannual distribution plans, respectively (see "Market for Units" in Part Two).

 Please retain all parts of this Prospectus for future reference.



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



                       NIKE SECURITIES L.P.
                                     Sponsor

Estimated Current Return and Estimated Long-Term Return Estimated Current Return to Unit holders under the semi-annual distribution plan was 5.74% per annum on March 16, 2000, and 5.65% and 5.69% under the monthly and quarterly distribution plans, respectively. Estimated Long-Term Return to Unit holders under the semi-annual distribution plan was 4.97% per annum on March 16, 2000, and 4.87% and 4.91% under the monthly and quarterly distribution plans, respectively. Estimated Current Return is calculated by dividing the estimated net annual interest income per Unit by the Public Offering Price. The Estimated Long-Term Return is calculated using a formula which (1) takes into consideration, and determines and factors in the relative weightings of the market values, yields (which take into account the amortization of premiums and the accretion of discounts) and estimated retirements of all of the Bonds in the Trust and (2) takes into account a compounding factor and the expenses and sales charge associated with each Unit of the Trust. Since the market values and estimated retirements of the Bonds and the expenses of the Trust will change, there is no assurance that the present Estimated Current Return and Estimated Long-Term Return indicated above will be realized in the future. Estimated Current Return and Estimated Long-Term Return are expected to differ because the calculation of the Estimated Long-Term Return reflects the estimated date and amount of principal returned while the Estimated Current Return calculations include only Net Annual Interest Income and Public Offering Price. The above figures are based on estimated per Unit cash flows. Estimated cash flows will vary with changes in fees and expenses, with changes in current interest rates, and with the principal prepayment, redemption, maturity, call, exchange or sale of the underlying Bonds. See "What are Estimated Current Return and Estimated Long-Term Return?" in Part Two.














INDEPENDENT AUDITORS' REPORT


The Unit Holders of The First Trust
of Insured Municipal Bonds, Series 25:

We have audited the accompanying statement of assets and liabilities, including the portfolio, of The First Trust of Insured Municipal Bonds, Series 25 as of December 31, 2000, and the related statements of operations and changes in net assets for each of the three years in the period then ended. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 20001999, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The First Trust of Insured Municipal Bonds, Series 25 at December 31, 20001999, and the results of its operations and changes in its net assets for each of the three years in the period then ended in conformity with accounting principles generally accepted in the United States.







________April 7, 20010









THE FIRST TRUST OF INSURED MUNICIPAL BONDS, SERIES 25

NOTES TO FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998


1. SIGNIFICANT ACCOUNTING POLICIES

   Security Valuation - Bonds are stated at values as determined by Securities Evaluation Service, Inc. (the "Evaluator"), certain shareholders of which are officers of the Sponsor. The bond values are based on (1) current bid prices for the bonds obtained from dealers or brokers who customarily deal in bonds comparable to those held by the Trust, (2) current bid prices for comparable bonds, (3) appraisal or (4) any combination of the above (see Note 3).

   Security Cost - The Trust's cost of its portfolio is based on the offering prices of the bonds on the Date of Deposit, May 3, 1977. The premium or discount (including original issue discount) existing at the Date of Deposit is not being amortized. Realized gain (loss) from bond transactions is reported on an identified cost basis. Sales and redemptions of bonds are recorded on the trade date.

   Federal Income Taxes - The Trust is not taxable for Federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for Federal income taxes.

   Expenses of the Trust - In addition to insurance coverage acquired by the Trust (see Note 3), the Trust pays a fee for Trustee services to The Chase Manhattan Bank which is based on $1.24, $.98 and $.69 per $1,000 principal amount of bonds for those portions of the Trust under the monthly, quarterly and semi-annual distribution plans, respectively. Additionally, a fee of $35 per week is payable to the Evaluator and the Trust pays all related expenses of the Trustee and recurring financial reporting costs.

2. UNREALIZED APPRECIATION AND DEPRECIATION

   An analysis of net unrealized appreciation at December 31, 2000 follows:



3. INSURANCE

   The issuer of one bond issue in the Trust acquired insurance coverage which provides for the payment, when due, of all principal and interest on those bonds (see Note (c) to portfolio); the Trust has acquired similar insurance coverage on all other bonds in its portfolio. While insurance coverage acquired by an issuer of bonds continues in force so long as the bonds are outstanding and the insurer remains in business, insurance coverage acquired by the Trust is effective only while the bonds are owned by the Trust and, in the event of disposition of such a bond by the Trustee, the insurance terminates as to such bond on the date of disposition. Annual insurance premiums payable by the Trust in future years, assuming no change in the portfolio, would be $1,955.

   The valuation of bonds does not include any amount attributable to the insurance acquired by the Trust as there has been no default in the payment of principal or interest on the bonds in the portfolio as of the date of these financial statements and, in the opinion of the Sponsor, the bonds are being quoted in the market at a value which does not reflect a significant risk of such default. If, in the future, the value of specific bonds were to include an amount attributable to the insurance acquired by the Trust, (a) it is the present intent of the Sponsor to instruct the Trustee not to dispose of such bonds and (b) under certain extreme circumstances, the Sponsor may apply to the Securities and Exchange Commission for an order permitting a full or partial suspension of the right of unit holders to redeem their units.

4. OTHER INFORMATION

   Cost to Investors - The cost to initial investors of units of the Trust was based on the aggregate offering price of the bonds on the date of an investor's purchase, plus a sales charge of 4.5% of the public offering price which is equivalent to approximately 4.712% of the net amount invested.

   Distributions of Net Interest Income - Distributions of net interest income to unit holders are made monthly, quarterly or semiannually. Such income distributions per unit, on an accrual basis, were as follows:





                              ******
THE FIRST TRUST OF INSURED MUNICIPAL BONDS, SERIES 25

PART ONE
MUST BE ACCOMPANIED BY PART TWO AND PART THREE



                                   PROSPECTUS


SPONSOR:                      Nike Securities L.P.
                              1001 Warrenville Road
                              Lisle, Illinois  60532
                              (800) 621-1675

TRUSTEE:                      The Chase Manhattan Bank
                              4 New York Plaza, 6th Floor
                              New York, New York  10004-2413

LEGAL COUNSEL                 Chapman and Cutler
TO SPONSOR:                   111 West Monroe Street
                              Chicago, Illinois  60603

LEGAL COUNSEL                 Carter, Ledyard & Milburn
TO TRUSTEE:                   2 Wall Street
                              New York, New York  10005

INDEPENDENT                   Ernst & Young LLP
AUDITORS:                     Sears Tower
                              233 South Wacker Drive
                              Chicago, Illinois  60606

This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.


            FORM 2215S--RECORD OF REPORT ISSUANCE
General                    4120

Name of     NIKE SECURITIES LP
client

Name of reporting entity (if    The First Trust of Insured
other than client)              Municipal Bonds, Series 25

Service authorization     NIK-0228
no. (incl. div.)

SIC code (of
reporting entity)

Client (DUNS) no.
(optional)

                                 Yes              No

       Public entity?* Client:

             Reporting entity:

       SEC Engagement? Client:

             Reporting entity:

Description of report document (including date and periods covered by report)



Date of report

Date report issued

AAPMS paragraph from which the report was developed (If no AAPMS reference is available, indicate source used to develop report)



Working Paper Review (Names of individuals)
                                            Special
Primar             Overrid                  :
y:                 ing:                     (GEN
                                            630)

Report and Related Client Presentation (Name of individual
and initials to indicate completion)
                                    Concurri
Drafted                      ng
by:                          Review
                             by:
                                  Final Report
Reference                Document
s                        Checked
Checked                  by:(optional)
by:

             Manager___________
Primary      _                   Report
Review                           Signed
by:          Partner___________  by:
             --

Proofread by:
(If typed by our Report
Department)

Name(s) and title(s) of client's representative(s) with whom the report and related client presentations were reviewed, date of review, and by whom



To Be Completed by the Audit Client Service Partner
                                            Ye    No    N/
                                            s           A
Has greater than normal engagement risk been identified? If the answer to the above question was "yes," has the Professional Practice Director (or designee) concurred in our response to the greater than normal engagement risk as required by AAPMS AUD 03? Have you considered the requirements under "Client Continuance Considerations" in AAPMS GEN 201 and tentatively concluded that we should continue to serve this client? Where required, was a preissuance/prefiling review of the report performed by National Office (SEC Services) (see AAPMS GEN
630)? Where required, was a special review of the working papers performed (see AAPMS GEN 630)?

Concurring Review Information
Has the following information been submitted with the report draft to the Concurring Reviewer when the report concerns our audit of, or accounting services with respect to, a client's financial statements or other presentation (see AAPMS AUD 26)?

                              Yes    N/A       Comments
Prior-year financial statements and related auditors' or accountants' report Audit planning memorandum(s) or equivalent documentation concerning identified audit risks, our planned audit responses thereto, and our preliminary determination of materiality Form 1210S, Assessment of Fraud, Control Environment, and Engagement Risk Summary evaluation of misstatements Explanations of "no" answers to Audit Supervision and Review Questionnaires (Forms 1910S and 2315S) Explanations of "no" answers to Form 2224S, Questionnaire Concerning Compliance With Accounting Pronouncements Explanations of "no" answers to any applicable SEC questionnaire or checklist (Forms 2411) Memorandum(s) (1) concerning significant issues affecting financial statements (including documentation of any consultations on accounting, auditing, or reporting matters), (2) describing other significant accounting, auditing, and reporting matters, and (3) concerning any noncompliance of the financial statements with professional pronouncements or, where applicable, regulatory requirements Audit summary memorandum Appropriately signed, dated, and tailored management representation letter(s)

To Be Completed by the Concurring Reviewer        Ye    N/
                                                  s     A
If the financial statements relate to an SEC engagement, do you have previous experience as an audit Client Service Partner on an SEC engagement? If much greater than normal engagement risk has been identified or this is our first audit, did you review the audit planning memorandum or equivalent documentation concerning engagement risks and risks at the account and potential- error level, our audit responses thereto, and our preliminary determination of materiality, prior to the completion of significant interim fieldwork? (Indicate the date of the review____________________) Did you discuss significant accounting, auditing, and financial reporting matters with the audit Client Service Partner? Did you discuss the audit engagement team's identification and audit of high-risk transactions and account balances? Did you review documentation of the resolution of significant accounting, auditing, and financial reporting matters, including documentation of consultation with firm personnel or resources external to the firm's organization? If uncertainty exists about the client's ability to continue as a going concern, have you challenged the conclusions of the engagement team in compliance with AAPMS AUD 26? Did you confirm with the audit Client Service Partner that there are no significant unresolved matters?

In connection with performing the concurring review of the report described above, I have read the financial statements (or other financial information) and our report thereon and have performed an objective review of the matters that I considered to be the significant accounting, auditing, and reporting considerations. My review was performed in accordance with AAPMS AUD 26 and included appropriate discussions with the audit Client Service Partner and a review of the documents described above and of any additional working papers that I considered necessary in the circumstances. All significant matters arising as a result of this concurring review have been resolved to my satisfaction. Based on all of the relevant facts and circumstances of which I have knowledge, there are no matters that have come to my attention that would cause me to believe:

o _____ That the client's financial statements covered by the firm's audit report are not in conformity with generally accepted accounting principles (or other comprehensive basis of accounting) in all material respects (or if not in conformity with such basis, that our auditors' report has not been appropriately modified)

o _____ That the audit was not performed in accordance with generally accepted auditing standards.
Signature of
Concurring                              Dat
Reviewer                                e

To Be Completed by the Audit Client Service Partner I have reviewed this Record of Report Issuance and I am satisfied that all the necessary reviews have been completed and there are no pending evidential matters, subsequent events, or other matters to be considered before issuance of the report.
Signature of
audit Client                            Dat
Service                                 e
Partner

Distribution of Report Copies
                                         Method    No of
     To Whom             Address           of      Copies
                                        Delivery






Others (attach listing) To this office (including copy for Report Archive File) Total



o _____ A public entity is defined as follows: any entity (a) whose securities trade in a public market either on a stock exchange (domestic or foreign) or in the over-the-counter market, including securities quoted only locally or regionally, (b) that makes a filing with a regulatory agency in preparation for the sale of any class of its securities in a public market, or (c) a subsidiary, corporate joint venture, or other entity controlled by an entity covered by (a) or (b).







                  Digital Convergence Portfolio Series
                                FT Series

PROSPECTUS                            NOTE: THIS PART THREE PROSPECTUS
Part Three                                       MAY ONLY BE USED WITH
Dated April 30, 2001                             PART ONE AND PART TWO

Each Trust contains a diversified portfolio of common stocks
("Securities") issued by companies in the industry sector or investment focus for which the Trust is named. The objective of each Trust is to provide above-average capital appreciation.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             First Trust (R)

                              1-800-621-9533

Page 1


                        Portfolio

Objectives.

The objective of each Trust is to provide investors with the potential for above-average capital appreciation through an investment in a diversified portfolio of common stocks of companies which focus on the use of digital technology.

Of course, as with any similar investments, there can be no guarantee that the objective of the Trusts will be achieved. See "Risk Factors" herein and in Part Two of this prospectus for a discussion of the risks of investing in the Trusts.

                      Risk Factors

Digital Technology Industry. Because more than 25% of each Trust is invested in companies which focus on the use of digital technology, each Trust is considered to be concentrated in the digital technology industry. A portfolio concentrated in a single industry may present more risks than a portfolio which is broadly diversified over several industries. Digital technology companies are generally subject to the risks of rapidly changing technologies; short product life cycles; fierce competition; aggressive pricing and reduced profit margins; the loss of patent, copyright and trademark protections; cyclical market patterns; evolving industry standards and frequent new product introductions. Digital technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Digital technology company stocks, especially those which are Internet-related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance. Also, the stocks of many Internet companies have exceptionally high price-to-earnings ratios with little or no earnings histories.

                     Public Offering

Discounts for Certain Persons.

If you invest at least $50,000 (except if you are purchasing for a "wrap fee account" as described below), the maximum sales charge is reduced, as follows:

                                  Your maximum
If you invest                     sales charge
(in thousands):*                  will be:
_________________                 ______________
$50 but less than $100            4.25%
$100 but less than $250           4.00%
$250 but less than $500           3.50%
$500 or more                      2.50%

* The breakpoint sales charges are also applied on a Unit basis utilizing a breakpoint equivalent in the above table of $10 per Unit and will be applied on whichever basis is more favorable to the investor. The breakpoints will be adjusted to take into consideration purchase orders stated in dollars which cannot be completely fulfilled due to the requirement that only whole Units be issued.

The reduced sales charge for quantity purchases will apply only to purchases made by the same person on any one day from any one dealer. To help you reach the above levels, you may combine same-day purchases of Units of the Trusts and units of other similarly structured equity unit trusts for which we act as Principal Underwriter and which are currently in the initial offering period. In addition, we will consider Units you purchase in the name of your spouse or your child under 21 years of age to be purchases by you for determining the reduced sales charge. The reduced sales charges will also apply to a trustee or other fiduciary purchasing Units for a single trust estate or single fiduciary account. You must inform your dealer of any combined purchases before the sale in order to be eligible for the reduced sales charge. Any reduced sales is the responsibility of the party making the sale.

The following persons may purchase Units at the Public Offering Price less the applicable dealer concession:

- Employees, officers and directors of the Sponsor, our related companies, dealers and their affiliates, and vendors providing services to us.

- Immediate family members of the above (spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law, daughters-in-law, brothers-in-law and sisters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons).

If you purchase Units through registered broker/dealers who charge periodic fees for financial planning, investment advisory or asset management services or provide these services as part of an investment account where a comprehensive "wrap fee" charge is imposed, your Units will only be assessed that portion of the sales charge retained by the Sponsor.

                  Distribution of Units

We intend to qualify Units of the Trusts for sale in a number of states. Units will be sold at the current Public Offering Price.

Dealer Concessions.

Dealers and other selling agents can purchase Units at prices which represent a concession or agency commission of 65% of the then current maximum sales charge.

            Income and Capital Distributions

Distribution Reinvestment Option. You may elect to have each distribution of income and/or capital reinvested into additional Units of your Trust by notifying the Trustee at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of your Trust. This option may not be available in all states. PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.

                    Other Information

Supplemental Information.

If you write or call the Trustee, you will receive free of charge supplemental information about this Series, which has been filed with the SEC and to which we have referred throughout. This information states more specific details concerning the nature, structure and risks of this product.

                             FIRST TRUST (R)

                  Digital Convergence Portfolio Series

                                FT Series

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                                 Sponsor:

                          Nike Securities L.P.

                    1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
                             1-630-241-4141

                                Trustee:

                        The Chase Manhattan Bank

                       4 New York Plaza, 6th floor
                      New York, New York 10004-2413
                             1-800-682-7520
                          24-Hour Pricing Line:
                             1-800-446-0132

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

                            First Trust (R)

                   Digital Convergence Portfolio Series

                             The FT Series

                         Information Supplement

This Information Supplement provides additional information concerning the structure, operations and risks of unit investment trusts ("Trusts") contained in the Trusts not found in the prospectus. This Information Supplement is not a prospectus and does not include all of the information that a prospective investor should consider before investing in a Trust. This Information Supplement should be read in conjunction with the prospectus for the Trust in which an investor is considering investing ("prospectus").

This Information Supplement is dated April 30, 2001. Capitalized terms have been defined in the prospectus.

                            Table of Contents

Risk Factors
   Securities                                                  1
   Dividends                                                   1
   Foreign Issuers                                             1
Litigation
   Microsoft Corporation                                       2
Concentration
   Digital Convergence                                         2

Risk Factors

Securities. An investment in Units should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the Securities or the general condition of the relevant stock market may worsen, and the value of the Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value, as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Both U.S. and foreign markets have experienced substantial volatility and significant declines recently as a result of certain or all of these factors.

Dividends. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy.

Foreign Issuers. Since certain of the Securities included in the Trusts consist of securities of foreign issuers, an investment in the Trusts involves certain investment risks that are different in some respects from an investment in a trust which invests entirely in the securities of domestic issuers. These investment risks include future political or governmental restrictions which might adversely affect the payment or receipt of payment of dividends on the relevant Securities, the possibility that the financial condition of the issuers of the Securities may become impaired or that the general condition of the relevant stock market may worsen (both of which would contribute directly to a decrease in the value of the Securities and thus in the value of the Units), the limited liquidity and relatively small market capitalization of the relevant securities market, expropriation or confiscatory taxation, economic uncertainties and foreign currency devaluations and fluctuations. In addition, for foreign issuers that are not subject to the reporting requirements of the Securities Exchange Act of 1934, there may be less publicly available information than is available from a domestic issuer. Also, foreign issuers are not necessarily subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic issuers. The securities of many foreign issuers are less liquid and their prices more volatile than securities of comparable domestic issuers. In addition, fixed brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the United States and there is generally less government supervision and regulation of exchanges, brokers and issuers in foreign countries than there is in the United States. However, due to the nature of the issuers of the Securities selected for the Trusts, the Sponsor believes that adequate information will be available to allow the Supervisor to provide portfolio surveillance for the Trusts.

Securities issued by non-U.S. issuers generally pay dividends in foreign currencies and are principally traded in foreign currencies. Therefore, there is a risk that the United States dollar value of these securities will vary with fluctuations in the U.S. dollar foreign exchange rates for the various Securities.

On the basis of the best information available to the Sponsor at the present time, none of the Securities in the Trusts are subject to exchange control restrictions under existing law which would materially interfere with payment to the Trusts of dividends due on, or proceeds from the sale of, the Securities. However, there can be no assurance that exchange control regulations might not be adopted in the future which might adversely affect payment to the Trusts. The adoption of exchange control regulations and other legal restrictions could have an adverse impact on the marketability of international securities in the Trusts and on the ability of the Trusts to satisfy its obligation to redeem Units tendered to the Trustee for redemption. In addition, restrictions on the settlement of transactions on either the purchase or sale side, or both, could cause delays or increase the costs associated with the purchase and sale of the foreign Securities and correspondingly could affect the price of the Units.

Investors should be aware that it may not be possible to buy all Securities at the same time because of the unavailability of any Security, and restrictions applicable to the Trusts relating to the purchase of a Security by reason of the federal securities laws or otherwise.

Foreign securities generally have not been registered under the Securities Act of 1933 and may not be exempt from the registration requirements of such Act. Sales of non-exempt Securities by a Trust in the United States securities markets are subject to severe restrictions and may not be practicable. Accordingly, sales of these Securities by the Trusts will generally be effected only in foreign securities markets. Although the Sponsor does not believe that the Trusts will encounter obstacles in disposing of the Securities, investors should realize that the Securities may be traded in foreign countries where the securities markets are not as developed or efficient and may not be as liquid as those in the United States. The value of the Securities will be adversely affected if trading markets for the Securities are limited or absent.

Litigation

Microsoft Corporation. Microsoft Corporation is currently engaged in litigation with the U.S. Department of Justice and several state Attorneys General. The complaints against Microsoft include unfair competition and anti-trust violations. The claims seek injunctive relief and monetary damages. The District Court handling the antitrust case recently held that Microsoft exercised monopoly power in violation of the Sherman Antitrust Act and various state antitrust laws. The court entered into a final judgment on June 7, 2000 in which it called for Microsoft to be broken up into two separate companies, one composed of the company's operating systems and the other containing its applications software business. The court also called for significant operating restrictions to be placed on the company until such time as the separation was completed. Microsoft has stated that it will appeal the rulings against it after the penalty phase and final decree. It is impossible to predict what impact the penalties will have on Microsoft or the value of its stock.

Concentration

Digital Convergence. An investment in Units of the Trusts should be made with an understanding of the problems and risks such an investment may entail. Digital technology companies generally include companies involved in the development, design, manufacture and sale of computers and peripherals, software and services, data networking/communications equipment, internet access/information providers, semiconductors and semiconductor equipment and other related products, systems and services. The market for these products, especially those specifically related to the Internet, is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of the issuers of the Securities depends in substantial part on the timely and successful introduction of new products. An unexpected change in one or more of the technologies affecting an issuer's products or in the market for products based on a particular technology could have a material adverse affect on an issuer's operating results. Furthermore, there can be no assurance that the issuers of the Securities will be able to respond in a timely manner to compete in the rapidly developing marketplace.

Based on trading history of common stock, factors such as announcements of new products or development of new technologies and general conditions of the industry have caused and are likely to cause the market price of high-technology common stocks to fluctuate substantially. In addition, digital technology company stocks have experienced extreme price and volume fluctuations that often have been unrelated to the operating performance of such companies. This market volatility may adversely affect the market price of the Securities and therefore the ability of a Unit holder to redeem Units at a price equal to or greater than the original price paid for such Units.

Some key components of certain products of digital technology issuers are currently available only from single sources. There can be no assurance that in the future suppliers will be able to meet the demand for components in a timely and cost effective manner. Accordingly, an issuer's operating results and customer relationships could be adversely affected by either an increase in price for, or an interruption or reduction in supply of, any key components. Additionally, many digital technology issuers are characterized by a highly concentrated customer base consisting of a limited number of large customers who may require product vendors to comply with rigorous industry standards. Any failure to comply with such standards may result in a significant loss or reduction of sales. Because many products and technologies of technology companies are incorporated into other related products, such companies are often highly dependent on the performance of the personal computer, electronics and telecommunications industries. There can be no assurance that these customers will place additional orders, or that an issuer of Securities will obtain orders of similar magnitude as past orders from other customers. Similarly, the success of certain digital technology companies is tied to a relatively small concentration of products or technologies. Accordingly, a decline in demand of such products, technologies or from such customers could have a material adverse impact on issuers of the Securities.

Many digital technology companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by the issuers of the Securities to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such issuers' technology. In addition, due to the increasing public use of the Internet, it is possible that other laws and regulations may be adopted to address issues such as privacy, pricing, characteristics, and quality of Internet products and services. The adoption of any such laws could have a material adverse impact on the Securities in the Trusts.

                      Fiber Optics Portfolio Series

                                FT Series

PROSPECTUS                            NOTE: THIS PART THREE PROSPECTUS
Part Three                                       MAY ONLY BE USED WITH
Dated April 30, 2001                             PART ONE AND PART TWO

Each Trust contains a diversified portfolio of common stocks
("Securities") issued by companies in the industry sector or investment focus for which the Trust is named. The objective of each Trust is to provide above-average capital appreciation.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             First Trust (R)

                             1-800-621-9533

                        Portfolio

Objectives.

The objective of each Trust is to provide investors with the potential for above-average capital appreciation through an investment in a diversified portfolio of common stocks of telecommunications companies focusing on the use of fiber optic technology.

Of course, as with any similar investments, there can be no guarantee that the objective of the Trusts will be achieved. See "Risk Factors" herein and in Part Two of this prospectus for a discussion of the risks of investing in the Trusts.

                      Risk Factors

Fiber Optics Industry. Because more than 25% of each Trust is invested in communications companies which focus on the use of fiber optic technology, each Trust is considered to be concentrated in the fiber optics industry. A portfolio concentrated in a single industry may present more risks than a portfolio which is broadly diversified over several industries. The market for high technology communications products and services is characterized by rapidly changing technology, rapid product obsolescence or loss of patent protection, cyclical market patterns, evolving industry standards and frequent new product introductions. Certain communications/fiber optic companies are subject to substantial governmental regulation, which among other things, regulates permitted rates of return and the kinds of services that a company may offer. The communications industry has experienced substantial deregulation in recent years. Deregulation may lead to fierce competition for market share and can have a negative impact on certain companies. Competitive pressures are intense and communications stocks can experience rapid volatility.

                     Public Offering

Discounts for Certain Persons.

If you invest at least $50,000 (except if you are purchasing for a "wrap fee account" as described below), the maximum sales charge is reduced, as follows:

                                  Your maximum
If you invest                     sales charge
(in thousands):*                  will be:
_________________                 ______________
$50 but less than $100            4.25%
$100 but less than $250           4.00%
$250 but less than $500           3.50%
$500 or more                      2.50%

* The breakpoint sales charges are also applied on a Unit basis utilizing a breakpoint equivalent in the above table of $10 per Unit and will be applied on whichever basis is more favorable to the investor. The breakpoints will be adjusted to take into consideration purchase orders stated in dollars which cannot be completely fulfilled due to the requirement that only whole Units be issued.

The reduced sales charge for quantity purchases will apply only to purchases made by the same person on any one day from any one dealer. To help you reach the above levels, you may combine same-day purchases of Units of the Trusts and units of other similarly structured equity unit trusts for which we act as Principal Underwriter and which are currently in the initial offering period. In addition, we will consider Units you purchase in the name of your spouse or your child under 21 years of age to be purchases by you for determining the reduced sales charge. The reduced sales charges will also apply to a trustee or other fiduciary purchasing Units for a single trust estate or single fiduciary account. You must inform your dealer of any combined purchases before the sale in order to be eligible for the reduced sales charge. Any reduced sales is the responsibility of the party making the sale.

The following persons may purchase Units at the Public Offering Price less the applicable dealer concession:

- Employees, officers and directors of the Sponsor, our related companies, dealers and their affiliates, and vendors providing services to us.

- Immediate family members of the above (spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law, daughters-in-law, brothers-in-law and sisters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons).

If you purchase Units through registered broker/dealers who charge periodic fees for financial planning, investment advisory or asset management services or provide these services as part of an investment account where a comprehensive "wrap fee" charge is imposed, your Units will only be assessed that portion of the sales charge retained by the Sponsor.

                  Distribution of Units

We intend to qualify Units of the Trusts for sale in a number of states. Units will be sold at the current Public Offering Price.

Dealer Concessions.

Dealers and other selling agents can purchase Units at prices which represent a concession or agency commission of 65% of the then current maximum sales charge.

            Income and Capital Distributions

Distribution Reinvestment Option. You may elect to have each distribution of income and/or capital reinvested into additional Units of your Trust by notifying the Trustee at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of your Trust. This option may not be available in all states. PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.

                    Other Information

Supplemental Information.

If you write or call the Trustee, you will receive free of charge supplemental information about this Series, which has been filed with the SEC and to which we have referred throughout. This information states more specific details concerning the nature, structure and risks of this product.

                             FIRST TRUST(R)

                      Fiber Optics Portfolio Series

                                FT Series

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                                 Sponsor:

                          Nike Securities L.P.

                    1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
                             1-630-241-4141

                                 Trustee:

                        The Chase Manhattan Bank

                       4 New York Plaza, 6th floor
                      New York, New York 10004-2413
                             1-800-682-7520
                          24-Hour Pricing Line:
                             1-800-446-0132

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

                            First Trust (R)

                     Fiber Optics Portfolio Series

                             The FT Series

                         Information Supplement

This Information Supplement provides additional information concerning the structure, operations and risks of unit investment trusts ("Trusts") contained in the Trusts not found in the prospectus. This Information Supplement is not a prospectus and does not include all of the information that a prospective investor should consider before investing in a Trust. This Information Supplement should be read in conjunction with the prospectus for the Trust in which an investor is considering investing ("prospectus").

This Information Supplement is dated April 30, 2001. Capitalized terms have been defined in the prospectus.

                            Table of Contents

Risk Factors
   Securities                                                  1
   Dividends                                                   1
   Foreign Issuers                                             1
Concentration
   Fiber Optics                                                2

Risk Factors

Securities. An investment in Units should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the Securities or the general condition of the relevant stock market may worsen, and the value of the Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value, as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Both U.S. and foreign markets have experienced substantial volatility and significant declines recently as a result of certain or all of these factors.

Dividends. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy.

Foreign Issuers. Since certain of the Securities included in the Trusts consist of securities of foreign issuers, an investment in the Trusts involves certain investment risks that are different in some respects from an investment in a trust which invests entirely in the securities of domestic issuers. These investment risks include future political or governmental restrictions which might adversely affect the payment or receipt of payment of dividends on the relevant Securities, the possibility that the financial condition of the issuers of the Securities may become impaired or that the general condition of the relevant stock market may worsen (both of which would contribute directly to a decrease in the value of the Securities and thus in the value of the Units), the limited liquidity and relatively small market capitalization of the relevant securities market, expropriation or confiscatory taxation, economic uncertainties and foreign currency devaluations and fluctuations. In addition, for foreign issuers that are not subject to the reporting requirements of the Securities Exchange Act of 1934, there may be less publicly available information than is available from a domestic issuer. Also, foreign issuers are not necessarily subject to uniform accounting, auditing and financial

Page 1

reporting standards, practices and requirements comparable to those applicable to domestic issuers. The securities of many foreign issuers are less liquid and their prices more volatile than securities of comparable domestic issuers. In addition, fixed brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the United States and there is generally less government supervision and regulation of exchanges, brokers and issuers in foreign countries than there is in the United States. However, due to the nature of the issuers of the Securities selected for the Trusts, the Sponsor believes that adequate information will be available to allow the Supervisor to provide portfolio surveillance for the Trusts.

Securities issued by non-U.S. issuers generally pay dividends in foreign currencies and are principally traded in foreign currencies. Therefore, there is a risk that the United States dollar value of these securities will vary with fluctuations in the U.S. dollar foreign exchange rates for the various Securities.

On the basis of the best information available to the Sponsor at the present time, none of the Securities in the Trusts are subject to exchange control restrictions under existing law which would materially interfere with payment to the Trusts of dividends due on, or proceeds from the sale of, the Securities. However, there can be no assurance that exchange control regulations might not be adopted in the future which might adversely affect payment to the Trusts. The adoption of exchange control regulations and other legal restrictions could have an adverse impact on the marketability of international securities in the Trusts and on the ability of the Trusts to satisfy its obligation to redeem Units tendered to the Trustee for redemption. In addition, restrictions on the settlement of transactions on either the purchase or sale side, or both, could cause delays or increase the costs associated with the purchase and sale of the foreign Securities and correspondingly could affect the price of the Units.

Investors should be aware that it may not be possible to buy all Securities at the same time because of the unavailability of any Security, and restrictions applicable to the Trusts relating to the purchase of a Security by reason of the federal securities laws or otherwise.

Foreign securities generally have not been registered under the Securities Act of 1933 and may not be exempt from the registration requirements of such Act. Sales of non-exempt Securities by a Trust in the United States securities markets are subject to severe restrictions and may not be practicable. Accordingly, sales of these Securities by the Trusts will generally be effected only in foreign securities markets. Although the Sponsor does not believe that the Trusts will encounter obstacles in disposing of the Securities, investors should realize that the Securities may be traded in foreign countries where the securities markets are not as developed or efficient and may not be as liquid as those in the United States. The value of the Securities will be adversely affected if trading markets for the Securities are limited or absent.

Concentration

Fiber Optics. An investment in Units of the Trusts should be made with an understanding of the problems and risks such an investment may entail. The market for high-technology fiber optic products and services is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of the issuers of the Securities depends in substantial part on the timely and successful introduction of new products and services. An unexpected change in one or more of the technologies affecting an issuer's products or in the market for products based on a particular technology could have a material adverse affect on an issuer's operating results. Furthermore, there can be no assurance that the issuers of the Securities will be able to respond in a timely manner to compete in the rapidly developing marketplace.

The fiber optic industry is subject to governmental regulation. However, as market forces develop, the government will continue to deregulate the fiber optic industry, promoting vigorous economic competition and resulting in the rapid development of new fiber optic technologies. The products and services of fiber optic companies may be subject to rapid obsolescence. These factors could affect the value of a Trust's Units. For example, while telephone companies in the United States are subject to both state and federal regulations affecting permitted rates of returns and the kinds of services that may be offered, the prohibition against phone companies delivering video services has been lifted. This creates competition between phone companies and cable operators and encourages phone companies to modernize their communications infrastructure. Certain types of companies represented in the Trusts' portfolios are engaged in fierce competition for a share of the market of their products. As a result, competitive pressures are intense and the stocks are subject to rapid price volatility.

Many fiber optic companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by the issuers of the Securities to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such issuers' technology.

Page 2





              CONTENTS OF POST-EFFECTIVE AMENDMENT
                    OF REGISTRATION STATEMENT


     This Post-Effective Amendment of Registration Statement comprises the following papers and documents:

                          The facing sheet

                          The prospectus

                          The signatures

                          The Consent of Independent Auditors


                               S-1
                           SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, FT 400 DIGITAL CONVERGENCE PORTFOLIO SERIES
FIBER OPTICS PORTFOLIO SERIES, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment of its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the Village of Lisle and State of Illinois on April 30, 2001

                     FT 400
                     DIGITAL CONVERGENCE PORTFOLIO SERIES
                       FIBER OPTICS PORTFOLIO SERIES
                                    (Registrant)
                     By  NIKE SECURITIES L.P.
                                    (Depositor)


                     By  Robert M. Porcellino
                         Senior Vice President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment of Registration Statement has been signed below by the following person in the capacity and on the date indicated:

Signature                  Title                      Date

David J. Allen        Sole Director of    )
                      Nike Securities     )
                        Corporation,      )    April 30, 2001
                    the General Partner   )
                  of Nike Securities L.P. )
                                          )
                                          )  Robert M. Porcellino
                                          )    Attorney-in-Fact**


* The title of the person named herein represents his capacity in and relationship to Nike Securities L.P., Depositor.

** An executed copy of the related power of attorney was filed with the Securities and Exchange Commission in connection with the Amendment No. 1 to Form S-6 of The First Trust Combined Series 258 (File No. 33-63483) and the same is hereby incorporated herein by this reference.

                               S-2
                  INDEPENDENT AUDITORS CONSENT


We consent to the use in this Post-Effective Amendment to this Registration Statement of FT Series of our report dated April 16, 2001 appearing in the Prospectus, which is a part of such Registration Statement, and to the reference to us under the heading "Experts" in such Prospectus.



Chicago, Illinois
April 30, 2001